QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 180,202	$ 173,947	$ 176,792	$ 162,499	$ 161,448	$ 159,027	$ 161,332	$ 132,842	$ 147,236	$ 674,686	$ 600,437	$ 501,713
Operating income (loss)	8,053	(883)	8,536	11,975	5,734	8,597	15,451	(4,262)	9,086	25,362	28,872	10,626
Net Income (loss) applicable to common shareholders	$ (19,291)	$ (5,131)	$ 2,421	$ (622)	$ (2,725)	$ (3,963)	$ 7,282	$ (12,423)	$ 518	$ (6,057)	$ (8,586)	$ (34,460)
Basic income (loss) per common share		$ (0.35)	$ 0.17	$ (0.04)	$ (0.19)	$ (0.28)	$ 0.52	$ (0.89)	$ 0.04